Finance income and expenses - Finance income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income and expenses
Interest income on debt instruments measured at amortized cost	$ 7,015	$ 1,915	$ 2,447
Interest income on debt instruments at fair value through other comprehensive income	340
Gain from repurchase of debt		6,188
Net foreign currency exchange rate differences	11,431
Total finance income	$ 18,786	$ 8,103	$ 2,447